Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
May 31, 2026
SHI-NPRT3-0726
1.834744.120
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (c)(d)(j)	125,000	125,197
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (c)(d)(j)	150,000	149,991
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (c)(d)(j)	100,000	97,921
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		373,109
TOTAL ASSET-BACKED SECURITIES (Cost $375,000)		373,109

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(d)	64,356	65,201
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	285,000	275,025
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	692,929	672,834

TOTAL SWITZERLAND		947,859
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(d)	165,000	165,289
UNITED STATES - 4.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(d)	458,850	458,566
Entertainment - 0.1%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(e)	240,000	240,730
Media - 0.0%
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(d)(e)	215,000	215,369
TOTAL COMMUNICATION SERVICES		914,665
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(d)	253,725	253,852
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(d)	516,460	518,764
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(d)	770,524	767,427
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(d)	282,128	226,656
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(d)	129,014	114,243
		340,899
TOTAL CONSUMER DISCRETIONARY		1,880,942
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	313,425	300,497
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1273% 9/30/2032 (b)(c)(d)	254,363	252,546
TOTAL CONSUMER STAPLES		553,043
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(f)	712,275	462,658
Financials - 0.5%
Financial Services - 0.2%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(g)	175,000	177,333
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(d)	387,638	387,800
		565,133
Insurance - 0.3%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(d)	754,154	735,142
TOTAL FINANCIALS		1,300,275
Health Care - 0.3%
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(d)	973,699	939,210
Industrials - 0.5%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(d)	70,000	70,163
Commercial Services & Supplies - 0.1%
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	220,000	217,318
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(d)	482,650	481,960
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(d)	34,913	35,052
Passenger Airlines - 0.2%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(d)(e)	550,000	544,500
TOTAL INDUSTRIALS		1,348,993
Information Technology - 0.5%
Software - 0.5%
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(d)(h)	265,000	270,414
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	1,107,265	1,080,236
TOTAL INFORMATION TECHNOLOGY		1,350,650
Materials - 1.0%
Chemicals - 0.7%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(d)	399,000	397,903
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	426,985	406,823
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	385,561	381,705
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(d)	415,000	414,481
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(d)	457,858	384,239
		1,985,151
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(d)	825,000	803,344
TOTAL MATERIALS		2,788,495
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(d)	34,734	34,763
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(d)	127,617	128,680
TOTAL UTILITIES		163,443
TOTAL UNITED STATES		11,702,374
TOTAL BANK LOAN OBLIGATIONS (Cost $12,712,740)		12,880,723

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d) (Cost $76,415)	69,469	272,666

Non-Convertible Corporate Bonds - 86.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (j)	121,000	115,517
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (j)	590,000	586,989
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (j)	100,000	103,539
Mineral Resources Ltd 6% 5/1/2032 (j)	120,000	119,475
Mineral Resources Ltd 6.25% 5/1/2034 (j)	125,000	124,228
Mineral Resources Ltd 7% 4/1/2031 (j)	140,000	145,540

TOTAL AUSTRALIA		1,195,288
CANADA - 2.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.5%
TELUS Corp 6.375% 6/9/2056 (d)	320,000	319,707
TELUS Corp 6.625% 10/15/2055 (d)	305,000	309,083
TELUS Corp 6.625% 6/9/2056 (d)	215,000	214,333
TELUS Corp 7% 10/15/2055 (d)	330,000	339,668
		1,182,791
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 6.875% 7/31/2056 (d)	930,000	945,401
TOTAL COMMUNICATION SERVICES		2,128,192
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (j)	395,000	379,712
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	1,030,000	1,012,022
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	715,000	727,967
TOTAL CONSUMER DISCRETIONARY		2,119,701
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	96,000	102,455
TransCanada PipeLines Ltd 6.125% 10/17/2056 (d)	405,000	407,983
TOTAL ENERGY		510,438
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (j)	420,000	407,463
Materials - 0.6%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	505,000	505,025
Methanex Corp 5.25% 12/15/2029	65,000	64,919
NOVA Chemicals Corp 5.25% 6/1/2027 (j)	375,000	376,124
		946,068
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (j)	385,000	392,538
Champion Iron Canada Inc 7.875% 7/15/2032 (j)	250,000	261,702
		654,240
TOTAL MATERIALS		1,600,308
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034	265,000	262,019
TransAlta Corp 6.5% 3/15/2040	270,000	265,665
TOTAL UTILITIES		527,684
TOTAL CANADA		7,293,786
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	673,441	623,707
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (j)	150,000	154,238

TOTAL COLOMBIA		777,945
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (j)	130,000	132,422
FRANCE - 0.4%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (j)	600,000	629,450
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (j)	400,000	406,880
TOTAL FRANCE		1,036,330
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (j)(k)	205,000	204,105
ZF North America Capital Inc 6.875% 4/14/2028 (j)	235,000	240,652
ZF North America Capital Inc 6.875% 4/23/2032 (j)(k)	240,000	236,055

TOTAL GERMANY		680,812
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	865,000	884,087
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (j)	250,000	233,545
Millicom International Cellular SA 5.125% 1/15/2028 (j)	666,000	659,340

TOTAL GUATEMALA		892,885
IRELAND - 0.8%
Financials - 0.7%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	755,000	769,443
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	520,000	524,982
GGAM Finance Ltd 6.875% 4/15/2029 (j)	285,000	292,598
GGAM Finance Ltd 8% 2/15/2027 (j)	270,000	272,116
		1,089,696
TOTAL FINANCIALS		1,859,139
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	405,000	392,112
TOTAL IRELAND		2,251,251
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	300,000	311,565
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	400,000	409,092

TOTAL ISRAEL		720,657
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	125,000	132,863
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (j)	380,000	355,337
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	500,000	522,590
TGS ASA 8.5% 1/15/2030 (j)	630,000	662,439

TOTAL NORWAY		1,185,029
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	640,000	634,394
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	635,000	646,113
TOTAL PANAMA		1,280,507
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)	135,000	137,069
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	375,000	384,375

TOTAL TANZANIA		521,444
UNITED KINGDOM - 1.2%
Communication Services - 0.3%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (j)	240,000	208,841
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (j)	205,000	171,421
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (j)	245,000	206,870
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (j)	200,000	175,974
		554,265
TOTAL COMMUNICATION SERVICES		763,106
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)	255,000	258,496
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	365,000	368,098
TOTAL CONSUMER DISCRETIONARY		626,594
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (j)	275,000	265,095
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	1,020,000	1,014,086
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (j)	495,000	506,292
TOTAL UTILITIES		1,520,378
TOTAL UNITED KINGDOM		3,175,173
UNITED STATES - 78.4%
Communication Services - 7.5%
Diversified Telecommunication Services - 4.0%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)	415,000	418,292
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	1,515,000	1,635,349
Black Pearl Compute LLC 6.125% 2/15/2031 (j)	304,000	309,293
Cipher Compute LLC 7.125% 11/15/2030 (j)(k)	230,000	239,764
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)	1,600,000	1,636,258
Edged Compute LLC 7.5% 4/30/2031 (j)	1,050,000	1,052,711
Flash Compute LLC 7.25% 12/31/2030 (j)(k)	640,000	659,797
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)	840,000	844,319
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)	1,775,000	1,777,432
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	810,000	799,832
Uniti Services LLC 7.5% 10/15/2033 (j)	265,000	278,886
WULF Compute LLC 7.75% 10/15/2030 (j)(k)	1,040,000	1,092,790
		10,744,723
Entertainment - 0.4%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)	455,000	474,496
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)	130,000	137,390
ROBLOX Corp 3.875% 5/1/2030 (j)	565,000	533,337
		1,145,223
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/15/2034 (j)	325,000	319,931
Media - 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (j)	625,000	565,876
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	1,125,000	987,113
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (j)	585,000	544,435
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (j)	1,664,000	1,647,585
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	188,000	187,876
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)(k)	670,000	654,922
Discovery Global Holdings Inc 5.05% 3/15/2042	740,000	541,125
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	641,684	655,439
Nexstar Media Inc 6.5% 9/15/2033 (j)	800,000	806,374
Nexstar Media Inc 7.25% 4/15/2034 (j)	160,000	161,007
Paramount Global 6.875% 4/30/2036 (k)	325,000	300,629
Sirius XM Radio LLC 5% 8/1/2027 (j)	421,000	420,369
Sirius XM Radio LLC 5.5% 7/1/2029 (j)	155,000	154,393
Univision Communications Inc 8.5% 7/31/2031 (j)(k)	355,000	357,389
Univision Communications Inc 8.875% 4/15/2033 (j)	255,000	254,027
		8,238,559
TOTAL COMMUNICATION SERVICES		20,448,436
Consumer Discretionary - 12.1%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	200,000	200,745
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)(k)	375,000	376,035
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	155,000	160,231
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	675,000	675,233
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (j)	405,000	404,173
Patrick Industries Inc 6.375% 11/1/2032 (j)(k)	635,000	634,239
		2,450,656
Automobiles - 0.7%
Ford Motor Co 3.25% 2/12/2032	440,000	390,434
Ford Motor Co 6.1% 8/19/2032	550,000	564,418
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	45,000	41,907
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	70,000	68,575
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	400,000	395,051
Thor Industries Inc 4% 10/15/2029 (j)	410,000	387,718
		1,848,103
Broadline Retail - 1.0%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (j)(k)	250,000	261,008
Match Group Holdings II LLC 3.625% 10/1/2031 (j)	255,000	228,363
Match Group Holdings II LLC 4.125% 8/1/2030 (j)(k)	570,000	536,496
Nordstrom Inc 4.375% 4/1/2030	250,000	239,009
Wayfair LLC 6.75% 11/15/2032 (j)	165,000	167,610
Wayfair LLC 7.125% 5/31/2034 (j)	95,000	96,799
Wayfair LLC 7.25% 10/31/2029 (j)	645,000	663,644
Wayfair LLC 7.75% 9/15/2030 (j)(k)	430,000	447,633
		2,640,562
Diversified Consumer Services - 0.7%
Service Corp International/US 4% 5/15/2031 (k)	680,000	639,315
Service Corp International/US 5.125% 6/1/2029 (k)	505,000	504,400
Service Corp International/US 5.75% 10/15/2032 (k)	375,000	378,044
TKC Holdings Inc 12% 2/15/2031 (j)	105,000	109,312
TKC Holdings Inc 8.5% 8/15/2030 (j)	270,000	276,086
		1,907,157
Hotels, Restaurants & Leisure - 6.4%
Acushnet Co 5.625% 12/1/2033 (j)	170,000	168,671
Aramark Services Inc 5% 2/1/2028 (j)	830,000	828,690
Boyd Gaming Corp 4.75% 12/1/2027 (k)	650,000	648,049
Caesars Entertainment Inc 6.5% 2/15/2032 (j)(k)	195,000	190,119
Carnival Corp Ltd 5.125% 5/1/2029 (j)	265,000	264,680
Carnival Corp Ltd 5.75% 3/15/2030 (j)	300,000	303,018
Carnival Corp Ltd 5.75% 8/1/2032 (j)	205,000	207,087
Carnival Corp Ltd 5.875% 6/15/2031 (j)	495,000	502,658
Carnival Corp Ltd 6.125% 2/15/2033 (j)	2,445,000	2,476,267
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	430,000	419,530
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)	565,000	518,652
Hilton Domestic Operating Co Inc 4% 5/1/2031 (j)	1,305,000	1,237,271
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)	215,000	214,019
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)	455,000	457,636
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)	305,000	307,701
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	1,085,000	1,101,611
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)(k)	590,000	573,991
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	400,000	406,762
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	210,925
Life Time Inc 6% 11/15/2031 (j)	575,000	583,329
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	1,345,000	1,360,243
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (j)	215,000	219,604
Viking Cruises Ltd 5.875% 10/15/2033 (j)	650,000	651,301
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (j)	652,000	642,889
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	450,000	450,356
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)(k)	280,000	280,993
Yum! Brands Inc 3.625% 3/15/2031	1,760,000	1,636,917
Yum! Brands Inc 4.625% 1/31/2032 (k)	750,000	720,233
		17,583,202
Household Durables - 1.4%
Century Communities Inc 3.875% 8/15/2029 (j)	215,000	203,008
Century Communities Inc 6.625% 9/15/2033 (j)	260,000	257,826
LGI Homes Inc 4% 7/15/2029 (j)	60,000	54,864
LGI Homes Inc 7% 11/15/2032 (j)(k)	910,000	877,866
Somnigroup International Inc 3.875% 10/15/2031 (j)	1,075,000	984,079
TopBuild Corp 4.125% 2/15/2032 (j)(k)	540,000	543,804
TopBuild Corp 5.625% 1/31/2034 (j)	215,000	217,086
Whirlpool Corp 6.125% 6/15/2030 (k)	140,000	131,684
Whirlpool Corp 6.5% 6/15/2033 (k)	540,000	490,097
		3,760,314
Specialty Retail - 0.9%
Advance Auto Parts Inc 7% 8/1/2030 (j)	255,000	262,008
Asbury Automotive Group Inc 4.625% 11/15/2029 (j)	290,000	281,659
Asbury Automotive Group Inc 5% 2/15/2032 (j)	325,000	310,263
Bath & Body Works Inc 6.625% 10/1/2030 (j)(k)	435,000	442,681
Bath & Body Works Inc 6.875% 11/1/2035	265,000	265,130
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	750,000	762,514
LBM Acquisition LLC 9.5% 6/15/2031 (j)	205,000	171,647
		2,495,902
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (j)	365,000	336,020
TOTAL CONSUMER DISCRETIONARY		33,021,916
Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	1,200,000	1,144,874
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (j)	515,000	501,573
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	230,000	226,470
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)	185,000	178,221
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	320,000	323,447
Albertsons Cos Inc 5.625% 3/31/2032 (j)	245,000	239,198
Performance Food Group Inc 4.25% 8/1/2029 (j)	530,000	513,496
Performance Food Group Inc 5.625% 3/1/2034 (j)	310,000	302,929
Performance Food Group Inc 6.125% 9/15/2032 (j)(k)	745,000	753,199
US Foods Inc 4.625% 6/1/2030 (j)	785,000	763,057
US Foods Inc 5.75% 4/15/2033 (j)	685,000	684,022
US Foods Inc 7.25% 1/15/2032 (j)(k)	180,000	187,060
		5,817,546
Food Products - 1.0%
Darling Ingredients Inc 5.25% 4/15/2027 (j)	380,000	380,063
Darling Ingredients Inc 6% 6/15/2030 (j)(k)	625,000	631,066
Lamb Weston Holdings Inc 4.375% 1/31/2032 (j)	865,000	809,336
Pilgrim's Pride Corp 3.5% 3/1/2032	640,000	581,811
Pilgrim's Pride Corp 4.25% 4/15/2031	320,000	306,908
		2,709,184
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (j)	125,000	125,669
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (j)(k)	600,000	595,456
TOTAL CONSUMER STAPLES		9,247,855
Energy - 11.7%
Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	620,000	634,719
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)	265,000	265,102
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	240,000	241,462
Kodiak Gas Services LLC 6.5% 10/1/2033 (j)	310,000	315,484
Kodiak Gas Services LLC 6.75% 10/1/2035 (j)	310,000	318,600
SESI LLC 7.875% 9/30/2030 (j)	270,000	278,709
Transocean International Ltd 7.875% 10/15/2032 (j)	50,000	53,345
Transocean International Ltd 8.25% 5/15/2029 (j)	130,000	135,011
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	295,000	296,122
Valaris Ltd 8.375% 4/30/2030 (j)	200,000	208,300
WBI Operating LLC 6.25% 10/15/2030 (j)	340,000	342,900
WBI Operating LLC 6.5% 10/15/2033 (j)	340,000	344,339
		3,434,093
Oil, Gas & Consumable Fuels - 10.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)	340,000	336,427
California Resources Corp 7% 1/15/2034 (j)	265,000	267,139
California Resources Corp 8.25% 6/15/2029 (j)	303,000	316,126
Cheniere Energy Inc 5.2% 7/30/2036 (j)	675,000	664,971
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	710,000	685,465
CNX Resources Corp 5.875% 3/1/2034 (j)	285,000	280,551
CNX Resources Corp 7.25% 3/1/2032 (j)(k)	320,000	330,734
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (j)	380,000	374,138
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (j)	960,000	1,017,542
CVR Energy Inc 7.5% 2/15/2031 (j)	805,000	814,046
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	310,000	314,820
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (j)	210,000	216,833
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	523,000	544,472
Energy Transfer LP 6.5% 2/15/2056 (d)	440,000	443,630
Energy Transfer LP 6.75% 2/15/2056 (d)	130,000	132,444
Harvest Midstream I LP 6.75% 5/15/2034 (j)	320,000	328,534
Harvest Midstream I LP 7.5% 5/15/2032 (j)	860,000	893,570
Hess Midstream Operations LP 5.125% 6/15/2028 (j)	580,000	578,950
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	1,155,000	1,184,591
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (j)	105,000	103,463
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (j)	405,000	398,821
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (j)	125,000	132,952
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (j)	290,000	293,411
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	365,000	377,288
Kinetik Holdings LP 5.875% 6/15/2030 (j)	370,000	371,853
Kinetik Holdings LP 6.625% 12/15/2028 (j)	565,000	576,955
Matador Resources Co 6% 4/15/2034 (j)	135,000	133,388
Matador Resources Co 6.25% 4/15/2033 (j)(k)	510,000	512,816
Matador Resources Co 6.5% 4/15/2032 (j)(k)	385,000	390,137
Murphy Oil USA Inc 3.75% 2/15/2031 (j)(k)	695,000	647,595
Murphy Oil USA Inc 5.875% 6/1/2034 (j)	380,000	381,373
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)(k)	385,000	390,788
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)(k)	495,000	513,359
Par Petroleum LLC 7.375% 6/1/2034 (j)	305,000	312,171
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (j)	430,000	428,079
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	650,000	665,660
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	690,000	737,695
Permian Resources Operating LLC 5.875% 7/1/2029 (j)	230,000	230,288
Permian Resources Operating LLC 6.25% 2/1/2033 (j)	530,000	544,514
Permian Resources Operating LLC 7% 1/15/2032 (j)	630,000	655,200
Rockies Express Pipeline LLC 4.8% 5/15/2030 (j)	425,000	416,427
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	145,000	150,772
Rockies Express Pipeline LLC 6.875% 4/15/2040 (j)	110,000	112,489
Rockies Express Pipeline LLC 7.5% 7/15/2038 (j)	245,000	260,793
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	105,000	102,008
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	645,000	632,100
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	105,251
Sunoco LP 5.375% 7/15/2031 (j)	430,000	427,906
Sunoco LP 5.625% 3/15/2031 (j)	520,000	520,655
Sunoco LP 5.625% 7/15/2034 (j)	540,000	531,859
Sunoco LP 5.875% 3/15/2034 (j)	260,000	258,447
Sunoco LP 6.25% 7/1/2033 (j)(k)	245,000	249,148
Sunoco LP 6.625% 8/15/2032 (j)	595,000	607,498
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (j)	420,000	422,597
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (j)	260,000	265,661
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (j)	145,000	129,256
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (j)	220,000	210,782
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (j)	245,000	247,755
Venture Global LNG Inc 7% 1/15/2030 (j)	135,000	138,478
Venture Global LNG Inc 8.125% 6/1/2028 (j)	550,000	562,226
Venture Global LNG Inc 8.375% 6/1/2031 (j)	440,000	457,859
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	275,000	282,469
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (j)	500,000	522,753
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)(k)	465,000	485,282
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (j)	505,000	535,616
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	590,000	651,120
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (j)	580,000	650,974
		28,460,970
TOTAL ENERGY		31,895,063
Financials - 6.7%
Capital Markets - 0.9%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (j)	675,000	659,061
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	390,000	390,978
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)(k)	265,000	272,524
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	430,000	415,617
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (j)	129,000	127,198
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	465,000	486,407
		2,351,785
Consumer Finance - 1.5%
Ford Motor Credit Co LLC 2.7% 8/10/2026 (k)	600,000	598,090
Ford Motor Credit Co LLC 5.42% 4/9/2031	375,000	373,818
Navient Corp 6.75% 6/15/2026	640,000	639,831
OneMain Finance Corp 3.5% 1/15/2027	675,000	669,336
OneMain Finance Corp 6.125% 5/15/2030	100,000	99,595
OneMain Finance Corp 6.625% 5/15/2029	180,000	182,806
OneMain Finance Corp 6.75% 9/15/2033 (k)	320,000	313,542
OneMain Finance Corp 7.125% 11/15/2031 (k)	120,000	121,507
OneMain Finance Corp 7.125% 9/15/2032	250,000	251,933
OneMain Finance Corp 7.5% 5/15/2031	390,000	402,054
OneMain Finance Corp 7.875% 3/15/2030	410,000	426,715
		4,079,227
Financial Services - 3.0%
Block Inc 2.75% 6/1/2026	180,000	179,999
Block Inc 3.5% 6/1/2031	325,000	296,119
Block Inc 5.625% 8/15/2030 (j)	240,000	240,988
Block Inc 6% 8/15/2033 (j)	190,000	190,048
Block Inc 6.5% 5/15/2032	1,000,000	1,018,984
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	260,000	255,941
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	285,000	274,033
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	265,000	265,285
PennyMac Financial Services Inc 6.75% 2/15/2034 (j)	640,000	613,592
PennyMac Financial Services Inc 6.875% 5/15/2032 (j)	375,000	367,156
Rocket Cos Inc 6.125% 8/1/2030 (j)	640,000	649,803
Rocket Cos Inc 6.375% 8/1/2033 (j)	550,000	558,526
Rocket Cos Inc 6.5% 8/1/2029 (j)	355,000	362,993
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (j)	680,000	653,852
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (j)	265,000	264,761
UWM Holdings LLC 6.25% 3/15/2031 (j)	260,000	238,755
UWM Holdings LLC 6.625% 2/1/2030 (j)(k)	690,000	654,358
Walker & Dunlop Inc 6.625% 4/1/2033 (j)(k)	245,000	247,671
WEX Inc 6.5% 3/15/2033 (j)(k)	345,000	343,553
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	375,000	395,631
		8,072,048
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	295,000	290,937
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	745,000	747,794
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (j)	105,000	109,493
Athene Holding Ltd 6.875% 6/28/2055 (d)	730,000	706,687
CRC Insurance Group LLC 7.125% 6/1/2031 (j)	105,000	105,295
Ryan Specialty LLC 4.375% 2/1/2030 (j)	265,000	256,779
Ryan Specialty LLC 5.875% 8/1/2032 (j)	630,000	625,789
		2,842,774
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	315,000	314,181
Starwood Property Trust Inc 6.125% 6/1/2031 (j)	90,000	90,995
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	615,000	629,515
		1,034,691
TOTAL FINANCIALS		18,380,525
Health Care - 6.1%
Health Care Equipment & Supplies - 1.1%
Avantor Funding Inc 3.875% 11/1/2029 (j)	500,000	474,872
Avantor Funding Inc 4.625% 7/15/2028 (j)(k)	605,000	598,105
Medline Borrower LP 3.875% 4/1/2029 (j)	580,000	564,457
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	460,000	472,116
Teleflex Inc 4.25% 6/1/2028 (j)	780,000	769,833
		2,879,383
Health Care Providers & Services - 4.0%
Centene Corp 2.5% 3/1/2031	300,000	261,345
Centene Corp 3.375% 2/15/2030	590,000	548,265
Centene Corp 4.625% 12/15/2029	680,000	662,298
CVS Health Corp 6.75% 12/10/2054 (d)	400,000	417,052
CVS Health Corp 7% 3/10/2055 (d)	875,000	911,675
DaVita Inc 4.625% 6/1/2030 (j)	320,000	310,939
DaVita Inc 6.75% 7/15/2033 (j)	705,000	728,570
DaVita Inc 6.875% 9/1/2032 (j)(k)	240,000	248,533
Humana Inc 6.625% 9/15/2056 (d)	1,160,000	1,149,796
Molina Healthcare Inc 3.875% 5/15/2032 (j)(k)	740,000	663,588
Molina Healthcare Inc 6.25% 1/15/2033 (j)	855,000	854,925
Molina Healthcare Inc 6.5% 2/15/2031 (j)	500,000	507,021
Tenet Healthcare Corp 4.375% 1/15/2030	255,000	246,754
Tenet Healthcare Corp 4.625% 6/15/2028	1,710,000	1,698,714
Tenet Healthcare Corp 5.125% 11/1/2027	980,000	980,875
Tenet Healthcare Corp 5.5% 11/15/2032 (j)	525,000	522,877
		10,713,227
Health Care Technology - 0.5%
IQVIA Inc 5% 5/15/2027 (j)	380,000	379,817
IQVIA Inc 6.25% 6/1/2032 (j)	1,095,000	1,118,652
		1,498,469
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (j)	595,000	570,000
Charles River Laboratories International Inc 4.25% 5/1/2028 (j)	75,000	73,578
		643,578
Pharmaceuticals - 0.3%
Jazz Securities DAC 4.375% 1/15/2029 (j)	520,000	510,447
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	265,000	261,765
		772,212
TOTAL HEALTH CARE		16,506,869
Industrials - 11.0%
Aerospace & Defense - 1.9%
Axon Enterprise Inc 6.125% 3/15/2030 (j)	315,000	321,072
Axon Enterprise Inc 6.25% 3/15/2033 (j)	290,000	297,265
BWX Technologies Inc 4.125% 4/15/2029 (j)	420,000	406,836
BWX Technologies Inc 4.125% 6/30/2028 (j)	495,000	485,900
Carpenter Technology Corp 5.625% 3/1/2034 (j)	360,000	357,663
Moog Inc 5.5% 10/15/2034 (j)	130,000	128,791
TransDigm Inc 6% 1/15/2033 (j)	1,445,000	1,461,521
TransDigm Inc 6.25% 1/31/2034 (j)	85,000	86,997
TransDigm Inc 6.375% 3/1/2029 (j)(k)	1,105,000	1,126,697
TransDigm Inc 6.75% 8/15/2028 (j)	365,000	369,563
		5,042,305
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (j)	260,000	267,923
Building Products - 1.5%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (j)	275,000	267,908
Advanced Drainage Systems Inc 6.375% 6/15/2030 (j)	195,000	197,501
Builders FirstSource Inc 4.25% 2/1/2032 (j)	925,000	851,034
Builders FirstSource Inc 6.75% 5/15/2035 (j)	585,000	590,826
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (j)(k)	645,000	659,418
JH North America Holdings Inc 6.125% 7/31/2032 (j)	630,000	631,485
Standard Building Solutions Inc 5.875% 3/15/2034 (j)	130,000	126,750
Standard Building Solutions Inc 6.25% 8/1/2033 (j)	255,000	255,386
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	370,000	375,532
Standard Industries Inc/NY 4.375% 7/15/2030 (j)	265,000	252,389
		4,208,229
Commercial Services & Supplies - 2.4%
ADT Security Corp/The 4.125% 8/1/2029 (j)	130,000	124,852
Artera Services LLC 8.5% 2/15/2031 (j)	475,000	433,774
Clean Harbors Inc 5.125% 7/15/2029 (j)	405,000	402,835
Clean Harbors Inc 5.75% 10/15/2033 (j)	260,000	261,306
Clean Harbors Inc 6.375% 2/1/2031 (j)	425,000	432,027
CoreCivic Inc 8.25% 4/15/2029	355,000	370,071
GEO Group Inc/The 10.25% 4/15/2031	275,000	298,009
GEO Group Inc/The 8.625% 4/15/2029	355,000	370,175
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (j)	695,000	678,796
GFL Environmental Inc 6.75% 1/15/2031 (j)	810,000	836,348
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	110,000	114,914
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	530,000	541,822
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	205,000	209,705
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (j)	390,000	382,400
Waste Pro USA Inc 7% 2/1/2033 (j)	205,000	209,563
Williams Scotsman Inc 6.625% 4/15/2030 (j)(k)	615,000	632,604
		6,299,201
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (j)	890,000	891,380
Dycom Industries Inc 4.5% 4/15/2029 (j)	390,000	383,129
Granite Construction Inc 6.375% 6/15/2034 (j)(l)	180,000	183,692
		1,458,201
Electrical Equipment - 0.6%
Sensata Technologies BV 4% 4/15/2029 (j)	229,000	223,408
Vertiv Group Corp 4.125% 11/15/2028 (j)	390,000	385,271
WESCO Distribution Inc 5.25% 4/15/2031 (j)	310,000	307,059
WESCO Distribution Inc 5.5% 4/15/2034 (j)(k)	350,000	347,455
WESCO Distribution Inc 6.375% 3/15/2033 (j)	370,000	380,183
		1,643,376
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	345,000	350,198
XPO Inc 6.25% 6/1/2028 (j)	350,000	354,379
XPO Inc 7.125% 2/1/2032 (j)	260,000	269,343
		973,920
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (j)(k)	665,000	659,414
Machinery - 0.7%
Allison Transmission Inc 3.75% 1/30/2031 (j)	605,000	566,685
Allison Transmission Inc 5.875% 12/1/2033 (j)	260,000	260,728
Enpro Inc 6.125% 6/1/2033 (j)	375,000	381,787
Esab Corp 5.625% 4/1/2031 (j)	265,000	266,313
Esab Corp 6.25% 4/15/2029 (j)	415,000	422,494
		1,898,007
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (j)(k)	150,000	152,166
United Airlines Holdings Inc 5.375% 3/1/2031 (k)	670,000	662,641
		814,807
Professional Services - 0.9%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	515,000	533,094
Booz Allen Hamilton Inc 3.875% 9/1/2028 (j)	530,000	518,677
CACI International Inc 6.375% 6/15/2033 (j)	485,000	496,020
Science Applications International Corp 5.875% 11/1/2033 (j)(k)	375,000	370,271
TriNet Group Inc 7.125% 8/15/2031 (j)	585,000	588,676
		2,506,738
Trading Companies & Distributors - 1.5%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (j)(k)	365,000	362,617
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	460,000	475,256
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)	275,000	288,473
Herc Holdings Inc 5.75% 3/15/2031 (j)(k)	175,000	174,981
Herc Holdings Inc 6% 3/15/2034 (j)(k)	160,000	158,996
Herc Holdings Inc 7% 6/15/2030 (j)(k)	490,000	509,146
Herc Holdings Inc 7.25% 6/15/2033 (j)(k)	355,000	370,314
QXO Building Products Inc 6.75% 4/30/2032 (j)	365,000	371,919
United Rentals North America Inc 3.75% 1/15/2032	465,000	430,072
United Rentals North America Inc 5.375% 11/15/2033 (j)	260,000	256,748
United Rentals North America Inc 6.125% 3/15/2034 (j)	680,000	697,873
		4,096,395
TOTAL INDUSTRIALS		29,868,516
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp 5% 12/15/2029 (j)	1,165,000	1,153,120
Insight Enterprises Inc 6.625% 5/15/2032 (j)	185,000	187,925
Sensata Technologies Inc 3.75% 2/15/2031 (j)	225,000	211,022
TTM Technologies Inc 4% 3/1/2029 (j)(k)	795,000	770,022
		2,322,089
IT Services - 1.2%
CoreWeave Inc 9% 2/1/2031 (j)(k)	460,000	466,403
CoreWeave Inc 9.25% 6/1/2030 (j)	650,000	663,148
CoreWeave Inc 9.75% 10/1/2031 (j)	460,000	474,478
Everforth Inc 4.625% 5/15/2028 (j)	140,000	129,647
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)	750,000	705,834
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (j)	700,000	700,262
		3,139,772
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (j)	805,000	768,964
Entegris Inc 4.375% 4/15/2028 (j)(k)	645,000	635,980
ON Semiconductor Corp 3.875% 9/1/2028 (j)	310,000	302,453
		1,707,397
Software - 2.3%
Cloud Software Group Inc 6.5% 3/31/2029 (j)	915,000	908,003
Cloud Software Group Inc 9% 9/30/2029 (j)	435,000	429,833
Crowdstrike Holdings Inc 3% 2/15/2029	405,000	386,203
Elastic NV 4.125% 7/15/2029 (j)	1,060,000	1,014,978
Fair Isaac Corp 4% 6/15/2028 (j)	915,000	895,763
Fair Isaac Corp 6% 5/15/2033 (j)	630,000	623,889
Gen Digital Inc 6.25% 4/1/2033 (j)(k)	295,000	293,882
Oracle Corp 3.6% 4/1/2040	365,000	270,649
Oracle Corp 3.8% 11/15/2037	835,000	677,193
Oracle Corp 5.35% 5/4/2033	270,000	265,756
UKG Inc 6.875% 2/1/2031 (j)(k)	630,000	619,115
		6,385,264
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (j)	300,000	305,136
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	325,000	331,196
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (j)	1,225,000	1,276,608
		1,912,940
TOTAL INFORMATION TECHNOLOGY		15,467,462
Materials - 5.7%
Chemicals - 1.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	120,000	124,940
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (j)	505,000	503,982
Axalta Coating Systems LLC 3.375% 2/15/2029 (j)	265,000	252,958
Celanese US Holdings LLC 6.5% 4/15/2030 (k)	345,000	353,799
Celanese US Holdings LLC 6.75% 4/15/2033 (k)	300,000	309,504
Celanese US Holdings LLC 7% 2/15/2031 (k)	660,000	684,044
Celanese US Holdings LLC 7.375% 2/15/2034	320,000	334,223
Chemours Co/The 4.625% 11/15/2029 (j)(k)	540,000	518,235
Chemours Co/The 5.75% 11/15/2028 (j)	546,000	545,024
Chemours Co/The 7.875% 3/15/2034 (j)	160,000	162,295
Methanex US Operations Inc 6.25% 3/15/2032 (j)(k)	440,000	453,091
Olin Corp 6.625% 4/1/2033 (j)(k)	325,000	322,615
WR Grace Holdings LLC 6.625% 8/15/2032 (j)	540,000	535,833
WR Grace Holdings LLC 7% 8/1/2033 (j)	180,000	178,554
		5,279,097
Construction Materials - 0.4%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	715,000	728,059
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	405,000	426,933
		1,154,992
Containers & Packaging - 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	575,000	552,220
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	200,000	201,542
Ball Corp 2.875% 8/15/2030 (k)	905,000	823,277
Ball Corp 3.125% 9/15/2031	855,000	773,398
Ball Corp 5.5% 9/15/2033	385,000	386,735
Ball Corp 6% 6/15/2029 (k)	450,000	457,500
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	370,000	355,645
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (j)	840,000	825,863
Crown Americas LLC 5.875% 6/1/2033 (k)	1,140,000	1,146,485
Graphic Packaging International LLC 3.75% 2/1/2030 (j)(k)	295,000	276,677
Graphic Packaging International LLC 6.375% 7/15/2032 (j)(k)	425,000	428,553
		6,227,895
Metals & Mining - 1.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	85,000	88,720
Alumina Pty Ltd 6.375% 9/15/2032 (j)	755,000	774,652
Coeur Mining Inc 6.875% 4/1/2032 (j)	250,000	258,955
Commercial Metals Co 3.875% 2/15/2031 (k)	375,000	350,118
Commercial Metals Co 4.375% 3/15/2032	300,000	282,643
Commercial Metals Co 5.75% 11/15/2033 (j)	265,000	265,200
Commercial Metals Co 6% 12/15/2035 (j)(k)	130,000	130,243
Kaiser Aluminum Corp 5.875% 3/1/2034 (j)	265,000	263,743
Novelis Corp 3.875% 8/15/2031 (j)(k)	280,000	254,670
Novelis Corp 6.875% 1/30/2030 (j)	120,000	123,302
		2,792,246
TOTAL MATERIALS		15,454,230
Real Estate - 2.7%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	675,000	662,632
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	635,000	620,213
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)(k)	270,000	276,441
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (j)	240,000	238,099
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (j)	365,000	374,256
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (j)(k)	370,000	380,589
		1,889,598
Real Estate Management & Development - 0.7%
Howard Hughes Corp/The 4.375% 2/1/2031 (j)(k)	810,000	761,335
Kennedy-Wilson Inc 7% 6/1/2031 (j)	435,000	445,154
Taylor Morrison Communities Inc 5.75% 1/15/2028 (j)	500,000	504,847
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)	135,000	135,654
		1,846,990
Specialized REITs - 1.1%
Iron Mountain Inc 4.875% 9/15/2027 (j)	125,000	124,553
Iron Mountain Inc 4.875% 9/15/2029 (j)	385,000	378,280
Iron Mountain Inc 6.25% 1/15/2033 (j)(k)	230,000	233,574
Millrose Properties Inc 6.375% 8/1/2030 (j)	640,000	648,812
SBA Communications Corp 3.125% 2/1/2029 (k)	1,345,000	1,289,943
SBA Communications Corp 3.875% 2/15/2027 (k)	255,000	252,942
		2,928,104
TOTAL REAL ESTATE		7,327,324
Utilities - 5.8%
Electric Utilities - 5.0%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	265,000	264,182
American Electric Power Co Inc 6.05% 3/15/2056 (d)	390,000	386,745
Clearway Energy Operating LLC 3.75% 1/15/2032 (j)	110,000	100,881
Clearway Energy Operating LLC 3.75% 2/15/2031 (j)	675,000	629,035
Clearway Energy Operating LLC 4.75% 3/15/2028 (j)	145,000	143,948
Clearway Energy Operating LLC 5.75% 1/15/2034 (j)	345,000	342,626
Edison International 7.875% 6/15/2054 (d)	203,000	207,679
Edison International 8.125% 6/15/2053 (d)	100,000	102,122
Eversource Energy 6.1% 8/15/2056 (d)	270,000	268,336
Eversource Energy 6.35% 8/15/2056 (d)	190,000	190,442
Hawaiian Electric Co Inc 6% 10/1/2033 (j)(k)	190,000	188,579
NRG Energy Inc 5.25% 6/15/2029 (j)(k)	626,000	622,825
NRG Energy Inc 5.75% 1/15/2028	659,000	659,882
NRG Energy Inc 5.75% 1/15/2034 (j)	655,000	647,881
NRG Energy Inc 5.875% 5/15/2034 (j)(k)	145,000	144,088
NRG Energy Inc 6% 1/15/2036 (j)	915,000	908,890
NRG Energy Inc 6% 2/1/2033 (j)(k)	380,000	382,873
NRG Energy Inc 6.125% 5/15/2036 (j)	155,000	154,664
NRG Energy Inc 6.25% 11/1/2034 (j)	875,000	882,468
PG&E Corp 5% 7/1/2028	255,000	253,751
PG&E Corp 6.85% 9/15/2056 (d)	419,000	417,513
PG&E Corp 7.375% 3/15/2055 (d)	1,020,000	1,038,750
Sierra Pacific Power Co 6.2% 12/15/2055 (d)	746,000	737,973
Sierra Pacific Power Co 6.375% 9/15/2056 (d)	565,000	564,231
Vistra Operations Co LLC 5% 4/30/2031 (j)	95,000	94,528
Vistra Operations Co LLC 5% 7/31/2027 (j)	1,000,000	999,373
Vistra Operations Co LLC 5.25% 4/30/2033 (j)	101,000	100,353
Vistra Operations Co LLC 6.875% 4/15/2032 (j)	145,000	150,864
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	355,000	372,126
Xcel Energy Inc 5.75% 12/3/2056 (d)	675,000	668,784
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(k)	255,000	265,592
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)	305,000	322,065
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)(k)	215,000	230,489
		13,444,538
Independent Power and Renewable Electricity Producers - 0.6%
Sunnova Energy Corp 5.875% (f)(g)(j)	130,000	325
Talen Energy Supply LLC 6.25% 2/1/2034 (j)	575,000	572,885
Talen Energy Supply LLC 6.5% 2/1/2036 (j)	600,000	603,383
TerraForm Power Operating LLC 5% 1/31/2028 (j)	514,000	511,081
		1,687,674
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (d)	645,000	652,438
TOTAL UTILITIES		15,784,650
TOTAL UNITED STATES		213,402,846
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $234,057,876)		235,918,662

Preferred Securities - 5.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 6.875% (d)(i)(j)	400,000	410,063
BNP Paribas SA 7.2% (d)(i)(j)	350,000	354,022
BNP Paribas SA 7.45% (d)(i)(j)	385,000	409,576

TOTAL FRANCE		1,173,661
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.625% (d)(i)	755,000	807,391
HSBC Holdings PLC 6.75% (d)(i)	265,000	271,522
HSBC Holdings PLC 7% (d)(i)	265,000	273,874
HSBC Holdings PLC 7.05% (d)(i)	500,000	529,339

TOTAL UNITED KINGDOM		1,882,126
UNITED STATES - 4.4%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (d)(i)	1,005,000	1,040,831
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (c)(d)(i)	655,000	658,463
Sunoco LP 7.875% (d)(i)(j)	825,000	874,860
TOTAL ENERGY		2,574,154
Financials - 3.5%
Banks - 2.6%
Bank of America Corp 6.25% (d)(i)	1,020,000	1,041,493
BW Real Estate Inc 9.5% (d)(i)(j)	255,000	261,237
Citigroup Inc 6.5% (d)(i)	590,000	597,934
Citigroup Inc 6.625% (d)(i)	530,000	539,664
Citigroup Inc 6.75% (d)(i)	459,000	464,800
Citigroup Inc 6.875% (d)(i)	635,000	649,696
Citigroup Inc 7.125% (d)(i)	430,000	440,494
JPMorgan Chase & Co 6.1% (d)(i)	920,000	931,147
JPMorgan Chase & Co 6.5% (d)(i)	490,000	507,516
Truist Financial Corp 6.25% (d)(i)	320,000	320,737
Wells Fargo & Co 6.125% (d)(i)	810,000	826,633
Wells Fargo & Co 7.625% (d)(i)(k)	270,000	288,511
		6,869,862
Capital Markets - 0.7%
Bank of New York Mellon Corp/The 5.625% (d)(i)(k)	540,000	544,519
Charles Schwab Corp/The 4% (d)(i)	635,000	599,668
Goldman Sachs Group Inc/The 6.85% (d)(i)	795,000	831,971
		1,976,158
Consumer Finance - 0.2%
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (c)(d)(i)	485,000	491,171
TOTAL FINANCIALS		9,337,191
TOTAL UNITED STATES		11,911,345
TOTAL PREFERRED SECURITIES (Cost $14,530,715)		14,967,132

U.S. Treasury Obligations - 0.1%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $393,859)	4.40	400,000	397,172

Money Market Funds - 11.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.67	5,398,288	5,399,368
Fidelity Securities Lending Cash Central Fund (n)(o)	3.67	26,516,475	26,519,126
TOTAL MONEY MARKET FUNDS (Cost $31,916,556)			31,918,494

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $294,063,161)	296,727,958
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(24,043,725)
NET ASSETS - 100.0%	272,684,233

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $170,882 and $174,373, respectively.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,359,428 or 69.8% of net assets.

(k)	Security or a portion of the security is on loan at period end.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $618,023.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,180,257	45,147,190	46,928,084	145,955	5	-	5,399,368	5,398,288	0.0%
Fidelity Securities Lending Cash Central Fund	22,475,795	105,885,104	101,841,807	31,157	34	-	26,519,126	26,516,475	0.1%
Total	29,656,052	151,032,294	148,769,891	177,112	39	-	31,918,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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